Matthews China Innovators Fund Expense Example - Matthews China Innovators Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	839
Expense Example, with Redemption, 10 Years	1,853
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	$ 1,724